Annual Operating Expenses - FidelityCaliforniaMunicipalIncomeFund-RetailPRO - FidelityCaliforniaMunicipalIncomeFund-RetailPRO - Fidelity California Municipal Income Fund - Fidelity California Municipal Income Fund
Apr. 29, 2023
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.46%